SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENT

In February 2013, the Company entered into a financing agreement with a bank and obtained US dollars loans totaling $9,000,000 for the purpose of share repurchase. The loans will be repayable on various dates up to February 2014 and were secured by a pledge of RMB deposits equivalent to approximately of $9,900,000.